22. Provisions for judicial and administrative proceedings, commitments and other provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions Tables Abstract
The breakdown of the balance of Provisions

The breakdown of the balance of “Provisions” is as follows:

Thousand of reais	2020	2019	2018

Pension fund provisions and similar requirements	3,929,265	4,960,620	3,357,654
Provisions for lawsuits and administrative proceedings, commitments and other provisions	9,885,713	11,371,205	11,338,244
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)	496	103,272	605,638
Judicial and administrative proceedings	8,648,892	9,226,735	9,507,240
Of which:
Civil	3,429,155	3,201,061	3,377,338
Labor	2,886,990	3,504,296	3,819,107
Tax and Social Security	2,332,747	2,521,378	2,310,795
Provisions for contingent commitments (Note 22.b)	724,779	683,918	626,267
Others provisions	511,546	1,357,280	599,099
Total	13,814,978	16,331,825	14,695,898

Changes in Provisions

The changes in “Provisions” were as follows:

Thousand of reais	2020

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	4,960,620	11,365,589	16,331,825
Additions charged to income:
Interest expense and similar charges	276,933	-	276,933
Personnel Expenses (Note 40)	10,046	-	10,046
Constitutions / Reversals and Adjustment of provisions	13,044	1,565,402	1,578,446
Other Comprehensive Income	(1,133,245)	-	(1,133,245)
Additions to provisions for contingent commitments	-	40,861	40,861
Payments to external funds	(215,829)	-	(215,829)
Amount paid	-	(3,136,423)	(3,136,423)
Transfer to other assets - actuarial assets (Note 15)	17,695	-	17,695
Transfers, exchange differences and other changes	-	50,284	50,284
Balance at end of year	3,929,265	9,885,713	13,814,978

Thousand of reais	2019

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	3,357,654	11,338,244	14,695,898
Additions charged to income:
Interest expense and similar charges	314,596	-	314,596
Personnel Expenses (Note 40)	10,917	-	10,917
Constitutions / Reversals and Adjustment of provisions	21,523	2,936,187	2,957,710
Other Comprehensive Income	1,416,815	-	1,416,815
Additions to provisions for contingent commitments	-	(57,651)	(57,651)
Payments to external funds	(183,899)	-	(183,899)
Amount paid	-	(2,870,703)	(2,870,703)
Transfer to other assets - actuarial assets (Note 15)	23,014	-	23,014
Transfers, exchange differences and other changes	-	19,512	19,512
Balance at end of year	4,960,620	11,365,589	16,331,825

Thousand of reais	2018

	Pensions (1)	Other Provisions		Total
Balance at beginning of year	3,923,456	10,063,459		13,986,915
Additions charged to income:
Interest expense and similar charges	320,559	-		320,559
Personnel Expenses (Note 40)	8,939	-		8,939
Constitutions / Reversals and Adjustment of provisions	(801,332)	3,556,512		2,755,180
Other Comprehensive Income	483,058	-		483,058
Additions to provisions for contingent commitments	-	(48,246)		(48,246)
Payments to external funds	(594,024)	-		(594,024)
Amount paid	-	(2,247,172)		(2,247,172)
Transfer to other assets - actuarial assets (Note 15)	16,998	-		16,998
Transfers, exchange differences and other changes	-	13,691	-	13,691
Balance at end of year	3,357,654	11,338,244		14,695,898

(1) For further information, see note 22. Provisions for pension funds and similar obligations.

Movement of provisions

According to note 2.iii.ix, IFRS 9 requires that the provision for expected credit losses be recorded for contracts of financial guarantees rendered, which have not yet been honored. Provision expense reflecting credit risk should be measured and accounted for when the honor of these guarantees occurs and the client accused does not comply with its contractual obligations. The movement of these provisions in 2020 and 2019 is as follows:

Thousand of reais	2020	2019	2018

Balance at beginning of year (in 1/01/2018 after the initial adoption of the IFRS 9)	683,918	626,267	674,513
Creation of provision for contingent commitments	40,861	57,651	(48,246)
Balance at end of year	724,779	683,918	626,267